Discontinued Operations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Balance Sheets and Income Operations of Discontinued Operations

The following table presents the carrying values of the assets and liabilities of our discontinued operations at June 30, 2021 and December 31, 2020, respectively:

	June 30, 2021	December 31, 2020

Assets
Current assets:
Accounts receivable, net	$-	$220,964
Inventory	-	559,737
Prepaid expenses and other current assets	-	261,980
Total current assets	-	1,042,680
Intangible assets, net	-	5,739,524
Total assets	$-	$6,782,204

Liabilities and stockholders’ equity
Current liabilities:
Accounts payable	$120,729	$487,454
Total current liabilities	$120,729	$487,454

The following table presents the summary results of operations of our discontinued operations for the three and six months ended June 30, 2021 and 2020, respectively:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2021	2020	2021	2020
Revenues, net	$-	$1,706,044	697,883	3,419,808
Cost of revenues	-	884,848	490,195	1,939,541
Gross profit	-	821,196	207,688	1,480,267

Operating expenses:
Selling, general and administrative	99,286	393,077	385,888	1,396,127
Operating income	(99,286)	428,119	178,200	84,140

Other (expense) income:
(Loss) gain on disposal	(4,308,780)	-	(4,308,780)	4,911,760
Total other (expense) income	(4,308,780)	-	(4,308,780)	4,911,760
(Loss) income before income taxes	(4,408,066)	428,119	(4,486,980)	4,995,900
Income tax expense	-	-	-	-
Net (loss) income	$(4,408,066)	$428,119	(4,486,980)	4,995,900

The following table presents the carrying values of the assets and liabilities of our discontinued operations at December 31, 2020 and 2019, respectively:

	For the Twelve Months Ended December 31,
	2020	2019

Assets
Current assets:
Cash and cash equivalents	$43,405	$178,485
Accounts receivable, net	237,093	803,316
Inventory	77,710	126,739
Prepaid expenses and other current assets	42,104	31,667
Income tax receivable	120,211	147,889
Total current assets	520,523	1,288,096
Property and equipment, net	28,504	56,049
Total assets	$549,027	$1,344,145

Liabilities and stockholders’ equity
Current liabilities:
Accounts payable	$677,326	$1,382,055
Accrued expenses and other current liabilities	73,615	109,607
Line of credit	-	-
Notes payable, current	-	-
Due to related party	-	-
Total current liabilities	$750,941	$1,491,662

The following table presents the summary results of operations of our discontinued operations for the years ended December 31, 2020 and 2019, respectively:

	For the Twelve Months Ended December 31,
	2020	2019
Revenues, net	$2,727,346	$7,105,630
Cost of revenues	2,145,989	5,289,781
Gross profit	581,357	1,815,849

Operating expenses:
Selling, general and administrative	1,211,050	1,824,645
Operating income	(629,693)	(8,796)

Other (expense) income:
Interest income	1	985
Total other (expense) income	1	985
Loss before income taxes	(629,692)	(7,811)
Income tax expense	(12,940)	(2,826)
Net (loss) income	$(642,632)	$(10,637)